Segment and revenue analysis (Details) - Schedule of property, plant and equipment, right-of- use assets, intangible assets and goodwill - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 51,602,392	$ 59,110,840
Mainland China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	38,070,043	38,526,457
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	90,949	18,074,339
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	10,955,261	2,108,281
Others foreign countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 2,486,139	$ 401,763